ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about accounts receivables [Table Text Block]
	As at
	December 31,	December 31,
	2025	2024
Royalty and stream receivables	$4,312	$2,253
GST and other recoverable taxes	33	251
Other receivables	34	12
Total accounts receivable	$4,379	$2,516